VANECK FABLESS SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Taiwan : 2.1%
Silicon Motion Technology
Corp. (ADR) 37,818 $ 3,505,729
Underline
United Kingdom : 3.7%
ARM Holdings PLC (ADR) * 57,684 6,305,438
Underline
United States : 94.3%
Advanced Micro Devices,
Inc. * 40,965 8,773,064
Allegro MicroSystems, Inc. * 69,415 1,831,168
Ambarella, Inc. * 41,138 2,914,216
Astera Labs, Inc. * 49,682 8,265,098
Broadcom, Inc. 65,893 22,805,567
Cadence Design Systems,
Inc. * 24,148 7,548,182
Cirrus Logic, Inc. * 48,146 5,705,301
Impinj, Inc. * † 16,389 2,851,850
Number
of Shares Value
United States (continued)
Lattice Semiconductor
Corp. * † 71,146 $ 5,234,923
Marvell Technology, Inc. 88,283 7,502,289
Monolithic Power Systems,
Inc. 8,338 7,557,230
NVIDIA Corp. 197,422 36,819,203
Power Integrations, Inc. † 44,846 1,593,827
Qualcomm, Inc. 49,781 8,515,040
Rambus, Inc. * 76,409 7,021,223
Semtech Corp. * 70,519 5,196,545
Silicon Laboratories, Inc. * 23,843 3,116,280
SiTime Corp. * 15,470 5,463,849
Synaptics, Inc. * 24,996 1,850,204
Synopsys, Inc. * 19,063 8,954,272
159,519,331
Total Common Stocks
(Cost: $166,495,637) 169,330,498
Total Investments: 100.1%
(Cost: $166,495,637) 169,330,498
Liabilities in excess of other assets: (0.1)% (150,295)
NET ASSETS: 100.0% $ 169,180,203
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $8,822,464.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 169,330,498 $ — $ — $ 169,330,498
*
See Schedule of Investments for geographic sectors.